                          [PACIFIC CAPITAL FUNDS LOGO]
                         ------------------------------

                 PROSPECTUS SUPPLEMENT DATED SEPTEMBER 30, 2005
                      TO PROSPECTUS DATED DECEMBER 1, 2004
                         ------------------------------

THE FOLLOWING INFORMATION REPLACES THE FIRST AND SECOND PARAGRAPH AND THE PERFORMANCE TABLE IN THE SECTION ENTITLED "RISK/RETURN SUMMARY AND FUND EXPENSES
- TAX-FREE SECURITIES FUND" ON PAGE 38 OF THE CLASS A, B & C PROSPECTUS:

The chart and table on this page show how the Tax-Free Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers Municipal Bond Index, a widely recognized index of municipal bonds with a broad range of maturities, and the Lehman Brothers Hawaii Municipal Bond Index, an index of investment-grade, Hawaiian municipal bonds with a broad range of maturities.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

                                         PERFORMANCE       PAST       PAST 5       PAST 10
                                         INCEPTION*       YEAR*       YEARS*       YEARS*
 CLASS A (with 4.00% sales charge)        10/31/77
  -- Before Taxes                                          0.43%       4.13%        4.63%
  -- After Taxes on Distributions                          0.33%       4.02%         n/a
  -- After Taxes on Distributions
    and Sale of Fund Shares                                1.71%       4.10%         n/a
 CLASS B (with applicable CDSC)**                          0.13%       4.05%        4.65%
 CLASS C (with applicable CDSC)**                          3.87%       4.22%        4.65%
 LEHMAN BROTHERS
 MUNICIPAL BOND INDEX***                  10/31/77         5.31%       5.83%        6.02%
 LEHMAN BROTHERS
 HAWAII MUNICIPAL BOND INDEX***           10/31/77         5.55%       6.09%        6.15%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.
PCP-SP-AB4 0905

THE FOLLOWING INFORMATION REPLACES THE FIRST AND SECOND PARAGRAPH AND THE PERFORMANCE TABLE IN THE SECTION ENTITLED "RISK/RETURN SUMMARY AND FUND EXPENSES
- TAX-FREE SHORT INTERMEDIATE SECURITIES FUND" ON PAGE 47 OF THE CLASS A, B, & C
PROSPECTUS:

The chart and table on this page show how the Tax-Free Short Intermediate Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers Municipal Bond Index, a widely recognized index of municipal bonds with a broad range of maturities, and the Lehman Hawaii 3-Year Municipal Bond Index, an index of investment-grade, Hawaiian municipal bonds with a maturity range of two to four years.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

                                         PERFORMANCE       PAST       PAST 5       PAST 10
                                         INCEPTION*       YEAR*       YEARS*       YEARS*
 CLASS A (with 2.25% sales charge)         3/31/88
  -- Before Taxes                                          0.23%       3.37%        3.44%
  -- After Taxes on Distributions                          0.23%       3.32%         n/a
  -- After Taxes on Distributions
    and Sale of Fund Shares                                0.92%       3.29%         n/a
 CLASS C (with applicable CDSC)**                          2.53%       3.83%        3.68%
 LEHMAN BROTHERS
 5-YEAR MUNICIPAL BOND INDEX***            3/31/88         4.13%       5.57%        5.42%
 LEHMAN HAWAII
 3-YEAR MUNICIPAL BOND INDEX***            3/31/88         2.42%       4.75%        4.89%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to March 31, 1998, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

                         ------------------------------

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PCP-SP-AB4 0905

                          [PACIFIC CAPITAL FUNDS LOGO]
                         ------------------------------

                 PROSPECTUS SUPPLEMENT DATED SEPTEMBER 30, 2005
                      TO PROSPECTUS DATED DECEMBER 1, 2004
                         ------------------------------

THE FOLLOWING INFORMATION REPLACES THE FIRST AND SECOND PARAGRAPH AND THE PERFORMANCE TABLE IN THE SECTION ENTITLED "RISK/RETURN SUMMARY AND FUND EXPENSES
- TAX-FREE SECURITIES FUND" ON PAGE 30 OF THE CLASS Y PROSPECTUS:

The chart and table on this page show how the Tax-Free Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers Municipal Bond Index, a widely recognized index of municipal bonds with a broad range of maturities, and the Lehman Brothers Hawaii Municipal Bond Index, an index of investment-grade, Hawaiian municipal bonds with a broad range of maturities.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

                                         PERFORMANCE       PAST       PAST 5       PAST 10
                                         INCEPTION*        YEAR       YEARS         YEARS
 CLASS Y                                  10/31/77
  -- Before Taxes                                          5.01%       5.27%        5.37%
  -- After Taxes on Distributions                          4.91%       5.16%         n/a
  -- After Taxes on Distributions
    and Sale of Fund Shares                                4.84%       5.13%         n/a
 LEHMAN BROTHERS
 MUNICIPAL BOND INDEX**                   10/31/77         5.31%       5.83%        6.02%
 LEHMAN BROTHERS
 HAWAII MUNICIPAL BOND INDEX**            10/31/77         5.55%       6.09%        6.15%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.
PCP-SP-Y4 0905

THE FOLLOWING INFORMATION REPLACES THE FIRST AND SECOND PARAGRAPH AND THE PERFORMANCE TABLE IN THE SECTION ENTITLED "RISK/RETURN SUMMARY AND FUND EXPENSES
- TAX-FREE SHORT INTERMEDIATE SECURITIES FUND" ON PAGE 37 OF THE CLASS Y
PROSPECTUS:

The chart and table on this page show how the Tax-Free Short Intermediate Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below compares the performance of the Fund and its predecessor over time to the Lehman Brothers Municipal Bond Index, a widely recognized index of municipal bonds with a broad range of maturities, and the Lehman Hawaii 3-Year Municipal Bond Index, an index of investment-grade, Hawaiian municipal bonds with a maturity range of two to four years.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

                                         PERFORMANCE       PAST       PAST 5       PAST 10
                                         INCEPTION*        YEAR       YEARS         YEARS
 CLASS Y                                   3/31/88
  -- Before Taxes                                          2.87%       4.10%        3.98%
  -- After Taxes on Distributions                          2.87%       4.06%         n/a
  -- After Taxes on Distributions
    and Sale of Fund Shares                                2.74%       3.97%         n/a
 LEHMAN BROTHERS
 5-YEAR MUNICIPAL BOND INDEX**             3/31/88         4.13%       5.57%        5.42%
 LEHMAN HAWAII
 3-YEAR MUNICIPAL BOND INDEX**             3/31/88         2.42%       4.75%        4.89%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to March 31, 1998, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

                         ------------------------------

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

PCP-SP-Y4 0905